The Hartford Mutual Funds, Inc.
690 Lee Road

Wayne, PA 19087

May 18, 2018

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             The Hartford Mutual Funds, Inc. — Registration Statement on Form N-14 (File No. 333-224270)

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectus being used in connection with the offering of shares of the Hartford International Equity Fund, a series of The Hartford Mutual Funds, Inc. (the “Registrant”), under Rule 497(b) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify the following pursuant to Rule 497(j) under the Securities Act:

1.              that the form of prospectus that would have been filed under Rule 497(b) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Registrant’s registration statement filed on Form N-14 under the Securities Act (the “Amendment”) filed on May 14, 2018; and

2.              that the text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on May 14, 2018.

No fees are required in connection with this filing. If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 610-386-4077.

Sincerely,

/s/ Lisa D. Zeises
Lisa D. Zeises
Assistant Secretary

cc:                                John V. O’Hanlon, Esq.